FINANCIAL RISK MANAGEMENT - Schedule of Derivative Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	£ 22,051	£ 29,613
Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	20,274	27,592
Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	1,777	2,021
Other | Sub-investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	1,471	1,499
Other | Not rated
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	306	522
OECD banks | Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	253	454
Trading and other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	21,965	28,797
Trading and other | Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	20,193	26,782
Trading and other | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	1,772	2,015
Hedging
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	86	816
Hedging | Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	81	810
Hedging | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	£ 5	£ 6